PROPERTY AND EQUIPMENT - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 5,419	$ 4,315	$ 17,954	$ 9,745
Unamortized balance of capitalized software development costs	14,700		14,000	7,100
Capitalized computer software, amortization	1,000	700	3,000	1,200
Depreciation	$ 100	$ 100	$ 3,700	$ 1,300